Condensed Statements of Operations - USD ($)			3 Months Ended	7 Months Ended
		Mar. 02, 2021	Sep. 30, 2021	Sep. 30, 2021
Operating and formation costs		$ 5,138	$ 263,347	$ 268,672
Loss from operations			(263,347)	(268,672)
Interest earned on marketable securities held in Trust Account			3,042	3,042
Net loss		$ (5,138)	(260,305)	(265,630)
Basic and diluted weighted average shares outstanding	[1]	5,500,000
Basic and diluted net loss per share		$ 0.00
Common Class A [Member]
Net loss			$ (208,889)	$ (173,101)
Basic and diluted weighted average shares outstanding			25,358,242	10,884,906
Basic and diluted net loss per share			$ (0.01)	$ (0.02)
Common Class B [Member]
Net loss			$ (51,416)	$ (92,529)
Basic and diluted weighted average shares outstanding			6,241,758	5,818,396
Basic and diluted net loss per share			$ (0.01)	$ (0.02)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised (see Notes 5 and 8). On June 29, 2021, the Company effected a share capitalization with respect to its Class B ordinary shares of 575,000 shares thereof, effectively increasing the Sponsor shares to 6,325,000 Class B ordinary shares, up to 825,000 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.